Discontinued Operations - Schedule of Income From Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 2,364,767	$ 2,142,623	$ 1,672,980
Costs of leasing and services:
Depreciation of rental equipment	265,733	256,719	218,790
Gross profit	1,333,870	1,135,482	844,703
Expenses:
Selling, general and administrative	596,090	567,407	480,407
Other depreciation and amortization	72,921	62,380	61,777
Currency losses, net	6,754	886	427
Other (income) expense, net	(15,354)	(6,673)	1,715
Operating income	673,459	511,482	300,377
Interest expense	205,040	146,278	116,358
Income tax expense from discontinued operations	45,468	35,725	13,018
Income from discontinued operations	134,613	63,199	45,249
Total Leasing And Product And Service Revenues/Costs
Revenues:
Total revenues	2,364,767	2,142,623	1,672,980
Leasing Revenue
Revenues:
Leasing	1,833,935	1,621,690	1,252,490
Costs of leasing and services:
Leasing	398,467	376,868	282,576
New units
Revenues:
Revenues	48,129	40,338	46,993
Total revenues	48,129	40,338	46,993
Costs of leasing and services:
Cost of sales	26,439	24,011	31,348
Rental units
Revenues:
Revenues	45,524	51,443	52,368
Total revenues	45,524	51,443	52,368
Costs of leasing and services:
Cost of sales	23,141	26,907	28,030
Discontinued Operations, Disposed of by Sale
Costs of leasing and services:
Depreciation of rental equipment		12,399	18,747
Gross profit		116,753	123,505
Expenses:
Selling, general and administrative		39,840	47,168
Other depreciation and amortization		12,009	16,253
Restructuring costs			2
Currency losses, net		138	121
Other (income) expense, net		(3)	65
Operating income		64,769	59,896
Interest expense		1,301	1,629
Income from discontinued operations before income tax and gain on sale		63,468	58,267
Income tax expense from discontinued operations		35,725	13,018
Income from discontinued operations		63,199	45,249
Discontinued Operations, Disposed of by Sale | Tank and Pump
Costs of leasing and services:
Depreciation of rental equipment		8,145	14,319
Gross profit		49,152	52,262
Expenses:
Selling, general and administrative		18,045	22,194
Other depreciation and amortization		6,103	9,366
Restructuring costs			2
Currency losses, net		0	0
Other (income) expense, net		4	11
Operating income		25,000	20,689
Interest expense		512	779
Income from discontinued operations before income tax and gain on sale		24,488	19,910
Income tax expense from discontinued operations		843	5,277
Income from discontinued operations		59,101	14,633
Discontinued Operations, Disposed of by Sale | UK Storage Solutions
Costs of leasing and services:
Depreciation of rental equipment		4,254	4,428
Gross profit	5,544	67,601	71,243
Expenses:
Selling, general and administrative	1,486	21,795	24,974
Other depreciation and amortization		5,906	6,887
Restructuring costs			0
Currency losses, net		138	121
Other (income) expense, net	(1)	(7)	54
Operating income	4,059	39,769	39,207
Interest expense	56	789	850
Income from discontinued operations before income tax and gain on sale	4,003	38,980	38,357
Gain on sale of discontinued operations	175,708
Income tax expense from discontinued operations	45,468	34,882	7,741
Income from discontinued operations	134,243	4,098	30,616
Discontinued Operations, Disposed of by Sale | Total Leasing And Product And Service Revenues/Costs
Revenues:
Total revenues		201,565	221,917
Discontinued Operations, Disposed of by Sale | Total Leasing And Product And Service Revenues/Costs | Tank and Pump
Revenues:
Total revenues		96,356	110,891
Discontinued Operations, Disposed of by Sale | Total Leasing And Product And Service Revenues/Costs | UK Storage Solutions
Revenues:
Total revenues	8,694	105,209	111,026
Discontinued Operations, Disposed of by Sale | Leasing Revenue
Revenues:
Leasing		145,344	159,633
Costs of leasing and services:
Leasing		30,565	34,485
Discontinued Operations, Disposed of by Sale | Leasing Revenue | Tank and Pump
Revenues:
Leasing		65,572	77,527
Costs of leasing and services:
Leasing		13,828	17,045
Discontinued Operations, Disposed of by Sale | Leasing Revenue | UK Storage Solutions
Revenues:
Leasing	6,389	79,772	82,106
Costs of leasing and services:
Leasing	1,407	16,737	17,440
Discontinued Operations, Disposed of by Sale | Delivery and installation
Revenues:
Revenues		50,541	53,553
Costs of leasing and services:
Cost of sales		38,152	39,328
Discontinued Operations, Disposed of by Sale | Delivery and installation | Tank and Pump
Revenues:
Revenues		27,665	29,530
Costs of leasing and services:
Cost of sales		23,285	25,057
Discontinued Operations, Disposed of by Sale | Delivery and installation | UK Storage Solutions
Revenues:
Revenues	1,802	22,876	24,023
Costs of leasing and services:
Cost of sales	1,213	14,867	14,271
Discontinued Operations, Disposed of by Sale | New units
Revenues:
Revenues		3,308	5,889
Costs of leasing and services:
Cost of sales		2,374	4,029
Discontinued Operations, Disposed of by Sale | New units | Tank and Pump
Revenues:
Revenues		2,202	2,355
Costs of leasing and services:
Cost of sales		1,636	1,672
Discontinued Operations, Disposed of by Sale | New units | UK Storage Solutions
Revenues:
Revenues	54	1,106	3,534
Costs of leasing and services:
Cost of sales	38	738	2,357
Discontinued Operations, Disposed of by Sale | Rental units
Revenues:
Revenues		2,372	2,842
Costs of leasing and services:
Cost of sales		1,322	1,823
Discontinued Operations, Disposed of by Sale | Rental units | Tank and Pump
Revenues:
Revenues		917	1,479
Costs of leasing and services:
Cost of sales		310	536
Discontinued Operations, Disposed of by Sale | Rental units | UK Storage Solutions
Revenues:
Revenues	449	1,455	1,363
Costs of leasing and services:
Cost of sales	$ 492	$ 1,012	$ 1,287